Net gain or loss on financial instruments at fair value through profit or loss - Summary of gain or loss on financial instruments at fair value through profit or loss and financial instruments held for trading (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets at FVTPL
Gains losses on financial instruments held for trading [Line Items]
Gain (loss) from financial instruments	₩ 350,392	₩ 403,166	₩ 692,332
Securities
Gains losses on financial instruments held for trading [Line Items]
Gain on transactions and valuation	1,138,390	701,955	889,250
Loss on transactions and valuation	(805,531)	(306,311)	(191,144)
Gain (loss) from financial instruments	332,859	395,644	698,106
Loans
Gains losses on financial instruments held for trading [Line Items]
Gain on transactions and valuation	19,233	16,825	6,064
Loss on transactions and valuation	(5,978)	(1,738)	(2,289)
Gain (loss) from financial instruments	13,255	15,087	3,775
Other financial assets
Gains losses on financial instruments held for trading [Line Items]
Gain on transactions and valuation	41,385	12,715	9,742
Loss on transactions and valuation	(37,107)	(20,280)	(19,291)
Gain (loss) from financial instruments	4,278	(7,565)	(9,549)
Derivatives (Held for trading)
Gains losses on financial instruments held for trading [Line Items]
Gain (loss) from financial instruments	372,653	1,109,264	(203,846)
Interest rates derivatives
Gains losses on financial instruments held for trading [Line Items]
Gain on transactions and valuation	2,138,404	2,981,638	4,741,233
Loss on transactions and valuation	(1,906,465)	(2,945,172)	(4,990,352)
Gain (loss) from financial instruments	231,939	36,466	(249,119)
Currency derivatives
Gains losses on financial instruments held for trading [Line Items]
Gain on transactions and valuation	9,140,527	14,841,349	7,677,720
Loss on transactions and valuation	(9,015,260)	(13,757,446)	(7,528,291)
Gain (loss) from financial instruments	125,267	1,083,903	149,429
Equity derivatives
Gains losses on financial instruments held for trading [Line Items]
Gain on transactions and valuation	283,462	1,182,962	3,169,071
Loss on transactions and valuation	(268,067)	(1,194,068)	(3,273,202)
Gain (loss) from financial instruments	15,395	(11,106)	(104,131)
Other derivatives
Gains losses on financial instruments held for trading [Line Items]
Gain on transactions and valuation	52	27	14
Loss on transactions and valuation	0	(26)	(39)
Gain (loss) from financial instruments	52	1	(25)
Derivatives Held For Trading
Gains losses on financial instruments held for trading [Line Items]
Gain (loss) from financial instruments	₩ 723,045	₩ 1,512,430	₩ 488,486